Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Millions	Total	Capital stock	Deficit	Accumulated other comprehensive income (loss)		Other		Total equity attributable to shareholders	Non-controlling interests
Beginning balance, shares at Dec. 31, 2019		1,777,927
Beginning balance at Dec. 31, 2019	$ 29,827	$ 29,231	$ (9,722)	$ (122)	[1]	$ 2,045	[2]	$ 21,432	$ 8,395
Net income	3,614	0	2,324	0		0		2,324	1,290
Total other comprehensive income	136	0	0	136	[1]	0		136	0
Total comprehensive income	3,750	0	2,324	136	[1]	0		2,460	1,290
Transactions with owners
Dividends (note 31)	(547)	$ 0	(547)	0		0		(547)
Issued on exercise of stock options, shares		99
Dividend reinvestment plan, shares		164
Number of share options exercised in share-based payment arrangement		0
Total transactions with owners, shares		263
Issuance of 16% interest in Tanzania mines (note 21)	238								238
Sale of Acacia exploration properties	0					(13)	[2]	(13)	13
Issued on exercise of stock options, capital stock	1	$ 1	0	0		0		1
Funding from non-controlling interests (note 32)	11								11
Disbursements to non-controlling interests (note 32)	(1,578)								(1,578)
Dividend reinvestment plan, capital stock	0	4	(4)	0		0		0
Share-based payments	8	0	0	0		8	[2]	8
Total transactions with owners	(1,867)	$ 5	(551)	0		(5)	[2]	(551)	(1,316)
Ending balance, shares at Dec. 31, 2020		1,778,190
Ending balance at Dec. 31, 2020	31,710	$ 29,236	(7,949)	14	[1]	2,040	[2]	23,341	8,369
Net income	3,288	0	2,022	0		0		2,022	1,266
Total other comprehensive income	(37)	0	0	(37)	[1]	0		(37)	0
Total comprehensive income	3,251	0	2,022	(37)	[1]	0		1,985	1,266
Transactions with owners
Dividends (note 31)	(634)	0	(634)	0		0		(634)
Return of capital (note 31)	(750)	(750)	0	0		0		(750)
Acquisition of South Arturo non-controlling interest (note 4)	(171)	$ 0	0	0		(85)	[2]	(85)	(86)
Issued on exercise of stock options, shares		50
Dividend reinvestment plan, shares		192
Number of share options exercised in share-based payment arrangement		899
Total transactions with owners, shares		1,141
Issued on exercise of stock options, capital stock	0	$ 0	0	0		0		0
Funding from non-controlling interests (note 32)	12								12
Disbursements to non-controlling interests (note 32)	(1,111)								(1,111)
Dividend reinvestment plan, capital stock	0	5	(5)	0		0		0
Share-based payments	0	6	0	0		(6)	[2]	0
Total transactions with owners	(2,654)	$ (739)	(639)	0		(91)	[2]	(1,469)	(1,185)
Ending balance, shares at Dec. 31, 2021		1,779,331
Ending balance at Dec. 31, 2021	$ 32,307	$ 28,497	$ (6,566)	$ (23)	[1]	$ 1,949	[2]	$ 23,857	$ 8,450

[1]	Includes cumulative translation adjustments as at December 31, 2021: $94 million loss (December 31, 2020: $95 million loss).
[2]	Includes additional paid-in capital as at December 31, 2021: $1,911 million (December 31, 2020: $2,002 million).